Events After the Reporting Period - Additional Information (Detail) - Major ordinary share transactions [member] ¥ / shares in Units, ¥ in Thousands	Mar. 29, 2019 JPY (¥) ¥ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proposed dividends per share on ordinary shares not recognized as a liability as at current year end | ¥ / shares	¥ 15
Total amount of proposed dividends on ordinary shares not recognized as a liability as at current year end | ¥	¥ 312,269